Income Taxes - Additional Information (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2017	Dec. 31, 2008	Dec. 31, 2023 CNY (¥)	Dec. 31, 2020 USD ($)
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent				25.00%	25.00%
Deferred tax assets, valuation allowance	$ 100,665,000	$ 16,961,000
Increase in valuation allowance		83,704,000
Deferred tax liabilities represents withholding tax	$ 234,382,000
Withholding tax rate	5.00%
Withholding tax rate before treaty benefits	10.00%
Withholding tax rate after treaty benefits	5.00%
Unrecognized Tax Benefits	$ 0	81,000	$ 275,000				$ 561,000
Unrecognized tax benefits that would impact effective tax rate	0	81,000	275,000
Unrecognized tax benefits, interest on income taxes expense	0	106,000	$ 135,000
Unrecognized tax benefits, interest on income taxes accrued	0	$ 64,000
PRC Subsidiaries
Income Tax [Line Items]
Operating loss carryforwards	$ 389,661,000					¥ 2,767
Operating loss carryforwards expiration period	will expire from 2024 to 2033
Income tax statute of limitation for transfer pricing related matters	10 years
PRC Subsidiaries | Earliest Tax Year
Income Tax [Line Items]
Tax years remain open to examination	2018
PRC Subsidiaries | Latest Tax Year
Income Tax [Line Items]
Tax years remain open to examination	2023
PRC Subsidiaries | Minimum [Member]
Income Tax [Line Items]
Income tax statute of limitation for transfer pricing related matters	3 years
PRC Subsidiaries | Maximum [Member]
Income Tax [Line Items]
Income tax statute of limitation for transfer pricing related matters	5 years
Income tax examination conduct years	5 years
Hong Kong
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	16.50%
Tax withholdings on remittance of dividends	$ 0
Antigua and Barbuda
Income Tax [Line Items]
Tax withholdings on remittance of dividends	$ 0
Singapore
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	17.00%
Tax withholdings on remittance of dividends	$ 0
PRC | Sinovac Beijing
Income Tax [Line Items]
Income tax statute of limitation for transfer pricing related matters	3 years
Income taxes preferential income tax rate	15.00%
PRC | PRC Subsidiaries
Income Tax [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent		25.00%